Document And Entity Information	9 Months Ended
Sep. 30, 2018
Document Information [Line Items]
Entity Registrant Name	Precision Therapeutics Inc.
Entity Central Index Key	0001446159
Trading Symbol	aipt
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Small Business	true
Document Type	S-4/A
Document Period End Date	Sep. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q3
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Ex Transition Period	false